TAXES ON INCOME (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	26.50%	26.50%	26.50%
Israel [Member]
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	23.00%	23.00%
Carryforward operating tax losses	$ 40,472
Canada [Member]
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	26.50%	26.50%
Adjupharm GmbH ("Adjupharm") [Member]
Major Components Of Income Tax Expense [Line Items]
Applicable tax rate	29.10%
Adjupharm GmbH ("Adjupharm") [Member] | German [Member]
Major Components Of Income Tax Expense [Line Items]
Carryforward operating tax losses	$ 16,938
Description of carryforward losses for tax purposes	which can be carried forward without time limitation. Under the restrictions of the so-called minimum taxation, only 60% (from 2024 to 2027: 70%) of annual taxable profits in excess of EUR 1,000 thousand can be offset by loss carryforwards. This tax loss carryforward rule applies for both corporate income tax purposes and trade tax purposes (the increase within the minimum taxation to 70% applies for corporate income tax purposes but not for trade tax purposes). For corporate income tax (not trade tax) purposes, an optional loss carryback is permitted for two years up to a maximum amount of EUR 1,000 thousand.